8. ACCOUNTS PAYABLE (Details Narrative) - USD ($)	Mar. 31, 2020	Sep. 30, 2019	Sep. 30, 2018
Accounts Payable [Abstract]
Accounts payable - trade	$ 693,598	$ 810,943	$ 1,512,617